Note 8 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€) € in Millions	Jun. 30, 2022		Dec. 31, 2021		Jun. 30, 2021
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash on hand	€ 6,671		€ 6,877
Cash and bank balances at central banks	66,302	[1]	55,004	[1]	€ 50,154
Other financial assets	8,535		5,918		€ 5,661
Cash and cash equivalents	€ 81,508		€ 67,799	[2]

[1]	(*) The variation is mainly due to an increase in balances of BBVA, S.A. at the Bank of Spain.
[2]	(*) In 2021 it includes the balance of the Group's businesses in the United States included within the scope of the sale to PNC (see Note 3).